Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended																0 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Continuing Operations [Member]	Dec. 31, 2012 Continuing Operations [Member]	Dec. 31, 2011 Continuing Operations [Member]	Dec. 31, 2013 Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2013 Research and development expenses [Member]	Dec. 31, 2012 Research and development expenses [Member]	Dec. 31, 2011 Research and development expenses [Member]	Dec. 31, 2013 Building Improvements [Member] Maximum [Member]	Dec. 31, 2013 Building Improvements [Member] Minimum [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2013 Machinery and Equipment [Member] Minimum [Member]	Oct. 02, 2013 Electronics Manufacturing Solutions [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from sale of EMS business	$ 75,000,000																$ 75,000,000
Foreign currency gain				1,000,000	100,000	100,000	(300,000)	700,000	1,500,000
Percentage of total net sales not exceeded to a single customer	10.00%	10.00%	10.00%
Costs of molds, dies, and other tools	3,100,000	1,400,000
Reimbursements received from customers										2,100,000	3,200,000	2,500,000
Maturity period of highly liquid investments	3 months
Income tax examination likelihood of favorable settlement	50.00%
Property, Plant and Equipment, Estimated Useful Lives													45 years	10 years	8 years	3 years
Depreciation Expenses	12,300,000	11,400,000	10,400,000
Depreciation expenses, discontinued operations	3,200,000	5,200,000	4,500,000
Impairment charges	0	0	0
Impairment of indefinite-lived intangibles	0	30,000
Impairment of customer based intangibles	200,000
Finite lived intangible assets amortization method	Generally, CTS amortizes the cost of other finite-lived intangibles over a straight-line basis using their estimated useful lives except for the cost of customer list intangibles acquired in the Tusonix, Inc. ("Tusonix"), Fordahl S.A. ("Fordahl"), Valpey-Fisher Corporation ("Valpey-Fisher") and D&R Technologies, LLC ("D&R") acquisitions, which are amortized using a 150% double-declining balance method over their estimated useful lives.
Long-term debt	75,000,000	153,500,000
Amortization expenses	200,000	200,000	200,000
Treasury stock acquired	419,190	1,105,848	403,347
Acquired shares for treasury stock	$ 6,208,000	$ 10,374,000	$ 3,575,000
Number or reportable segments	1